Note 16 - Income Taxes - Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 1,004	$ 1,031
Non-capital losses	301	1,761
Capital losses		551
Other		4
	1,305	3,347
Exploration and evaluation assets	(95)	(27)
Investment in associate	(3,192)	(3,493)
Unrealized capital gain on foreign exchange		(1,940)
	(3,287)	(5,460)
Net deferred income tax liability	$ (1,982)	$ (2,113)	$ (1,317)